CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	[1]	$ 16,039	$ 14,920
Other intangible assets	[1]	9,662	9,773
Property, plant and equipment		198,642	194,932
Joint ventures and associates		23,864	23,415
Investments in securities		3,362	3,797
Deferred tax		7,815	12,426
Retirement benefits		10,200	8,471
Trade and other receivables		6,920	7,065
Derivative financial instruments		582	815
Non-current assets		277,086	275,614
Current assets
Inventories		31,894	25,258
Trade and other receivables		66,510	53,208
Derivative financial instruments		24,437	11,369
Cash and cash equivalents		40,246	36,970
Total current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		163,087	126,805
Assets classified as held for sale		2,851	1,960
Current assets		165,938	128,765
Total assets		443,024	404,379
Non-current liabilities
Debt		74,794	80,868
Trade and other payables		3,432	2,075
Derivative financial instruments		3,563	887
Deferred tax		16,186	12,547
Retirement benefits	[1]	7,296	11,325
Decommissioning and other provisions		23,845	25,804
Non-current liabilities		129,116	133,506
Current liabilities
Debt		9,001	8,218
Trade and other payables	[1]	79,357	63,173
Derivative financial instruments		23,779	16,311
Income taxes payable	[1]	4,869	3,254
Decommissioning and other provisions		2,910	3,338
Total current liabilities other than liabilities included in disposal groups classified as held for sale		119,916	94,294
Liabilities directly associated with assets classified as held for sale		1,395	1,253
Current liabilities		121,311	95,547
Total liabilities		250,427	229,053
Equity
Share capital		584	641
Shares held in trust		(726)	(610)
Other reserves		21,132	18,909
Retained earnings		169,482	153,026
Equity attributable to Shell plc shareholders		190,472	171,966
Non-controlling interest		2,125	3,360
Total equity		192,597	175,326
Total liabilities and equity		$ 443,024	$ 404,379

[1]	Goodwill, previously presented under Intangible assets, is separately presented as from 2022. Prior period comparatives have been revised to conform with current year presentation.